Contingencies and commitments - Summary of aggregate amount of minimum lease payments under non-cancellable operating leases (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [Line Items]
Aggregate amount of minimum lease payments under non-cancellable operating leases	$ 1,845	$ 1,720
Due within 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Aggregate amount of minimum lease payments under non-cancellable operating leases	397	331
Between 1 and 3 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Aggregate amount of minimum lease payments under non-cancellable operating leases	542	463
Between 3 and 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Aggregate amount of minimum lease payments under non-cancellable operating leases	313	314
More than 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Aggregate amount of minimum lease payments under non-cancellable operating leases	$ 593	$ 612